Investment Objectives and Goals - Optimal Tax Managed Equity ETF	Aug. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	OPTIMAL TAX MANAGED EQUITY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Optimal Tax Managed Equity ETF (the “Fund”) seeks to achieve long-term capital appreciation.